S000069099 [Member] Average Annual Total Returns	12 Months Ended	52 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.89%)
SMASh SERIES CORE COMPLETION FUND
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	(6.42%)
Performance Inception Date		Aug. 17, 2020
SMASh SERIES CORE COMPLETION FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.51%	(8.08%)
SMASh SERIES CORE COMPLETION FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	(5.39%)